ACCOUNTING PRINCIPLES AND POLICIES	12 Months Ended
Dec. 31, 2020
ACCOUNTING PRINCIPLES AND POLICIES [Abstract]
ACCOUNTING PRINCIPLES AND POLICIES	ACCOUNTING PRINCIPLES AND POLICIESBASIS OF PREPARATION AND GOING CONCERN ASSUMPTION
The consolidated financial statements are prepared in accordance with the International Financial Reporting Standards (IFRS), issued by the International Accounting Standards Board (IASB) and the interpretations issued by the IASB’s International Financial Reporting Interpretation Committee. The consolidated financial statements provide a general overview of our activities and the results achieved and have been prepared on a going concern basis.
It also requires management to exercise its judgement in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 2.5.
These financial statements are presented in euros (€) and rounded to the nearest thousand euro (€’000), unless otherwise stated.
Going Concern
Looking forward, we see continuing uncertainties following the COVID-19 outbreak and market volatility. In the preparation of the financial statements, the future impact of the global pandemic COVID-19 outbreak has been considered as part of the adoption of the going concern. In particular, the Board of Directors have assessed the likelihood of the current COVID-19 outbreak affecting the Company’s revenues, costs or other activity to such a degree that the likelihood of the Company being unable to meet all of its obligations as they fall due is reduced, and has concluded that there is no significant probability that this will occur during the next 12 months. It is possible future actions and other uncertainties remain, and it is currently not possible to reliably estimate the future impact thereof for the Company. As such the impact of COVID-19 has been assessed and not expected to be significant. We do not believe that the impact of the COVID-19 virus would have a material adverse effect on our financial condition or liquidity, and we expect to be able to meet our financial obligations.
Based on the assessment, the Board of Directors have, at the time of approving the financial statements, a reasonable expectation that the Company have adequate resources to continue in operational existence for the foreseeable future. Accordingly these financial statements are based on the expectation that the Company will be able to continue as a going concern.
New and revised IFRS standards
The Company applied for the first-time certain amendments, which are effective for annual periods beginning on or after January 1, 2020. Their adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements. The Company has not early adopted any other standard, interpretation or amendment that has been issued but not yet effective.
•Amendments to IFRS 3: Definition of a business.
•Amendments to IFRS 7, IFRS 9 and IAS 39: Interest rate benchmark reform.
•Amendments to IAS 1 and IAS 8: Definition of material.
•Conceptual framework for financial reporting issued on March 29, 2018.
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements, which the Group intends to adopt, if applicable, when they become effective, are disclosed below.
•IFRS 17: Insurance contracts.
•Amendments to IAS 1: Classification of Liabilities as Current or Non-current.
•Reference to the Conceptual Framework – Amendments to IFRS 3.
•Property, Plant and Equipment: Proceeds before Intended Use Amendments to IAS 16.
•Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37.
•IFRS 1 First – time Adoption of International Financial Reporting Standards – Subsidiary as a first – time adopter.
•IFRS 9 Financial instruments – Fees in the ’10 per cent’ test for derecognition of financial liabilities.
•IAS 41 – Agriculture – Taxation in fair value measurements.
Management does not expect that the adoption of the Standards listed above will have a material impact on the financial statements of the Company in future periods.
Basis of consolidation
The consolidated financial statements include Pharming Group N.V. and its effectively controlled subsidiaries, after the elimination of all intercompany transactions and balances. Subsidiaries are consolidated from the date the acquirer obtains effective control until control ceases.
An entity is considered effectively controlled if the Company, directly or indirectly, has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. Acquisitions of subsidiaries are accounted for using the acquisition method of accounting. The financial statements of the subsidiaries are prepared for the same reporting year as Pharming Group N.V., using the same accounting policies. Intercompany transactions, balances and unrealized gains and losses on transactions between group companies are eliminated.
Profit or loss and each component of other comprehensive income are attributed to the owners of the parent and to the non-controlling interests.
Total comprehensive income is attributed to the owners of the parent and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.
Accounting principles and policies
Business combinations
Business combinations are accounted for using the acquisition accounting method. Identifiable assets, liabilities and contingent liabilities acquired are measured at fair value at acquisition date. The consideration transferred is measured at fair value and includes the fair value of any contingent consideration. Where the consideration transferred exceeds the fair value of the net assets, liabilities and contingent liabilities acquired, the excess is recorded as goodwill. The costs of acquisition are recognized as an expense.
Foreign currency translation
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The consolidated financial statements are presented in euros, which is the Company’s functional and presentation currency. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency (generally euros) using exchange rates prevailing at the date of the transaction. Transactions executed in foreign currencies are translated at the exchange rate at the date of transaction.
The resulting transaction gains or losses are recognized in the statement of income. Assets and liabilities of foreign entities are translated to euros using year-end spot foreign exchange rates. The statements of income of foreign entities are translated at weighted average exchange rates for the year. The effects of translating these operations are taken directly to other comprehensive income within equity. On disposal of a foreign entity, the accumulated exchange difference is recognized in the statement of income as a component of the gain or loss on disposal.
The above-stated translation of foreign entities applies to the entities in the United States. The EUR/USD exchange rate applied at December 31, 2020 was 1.2280 ( December 31, 2019 : 1.1214). The average exchange rate applied in 2020 was 1.1426 (2019: 1.1205; 2018: 1.1439).
Distinction between current and non-current
An item is classified as current when it is expected to be realized (settled) within 12 months after the end of the reporting year. Liabilities are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the end of the reporting year.
Intangible assets
Intangible assets (''IFA'') acquired separately are measured at historical cost. The cost of intangible assets acquired in a business combination is recognized and measured at fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses.
Intangible assets with finite lives are amortized over the useful life and assessed for impairment whenever there is an indication that the intangible assets may be impaired. Changes in the expected useful life, according the straight-line method, or the expected pattern of consumption of future economic benefits embodied in the asset is accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of income in the relevant expense category consistent with the function of the intangible asset.
Intangible assets are also recognized through the capitalization of certain types of expenditure, including particularly pharmaceutical research and development expenses. These are discussed in more detail under the “Research and Development costs” section of this note.
The remaining amortization periods for intangible assets at December 31, 2020 are:

Amortization period
Category	Description	Total	Remaining
Transgenic technology	Patents and licenses	6 to 10 years	Fully amortized
RUCONEST® for HAE (EU)	Development costs	10 years	Fully amortized
RUCONEST® for HAE (US)	Re-acquired commercial rights	20 years	16 years
RUCONEST® for HAE (EU)	Re-acquired commercial rights	12 years	11 years
Software expenses	Development costs	10 years	8 years
Development costs*	Development costs	Not yet in use	Not yet in use
* Regarding acquired assets for Pompe and Fabry's disease and internal generated assets for modifications of RUCONEST®
The Company’s original transgenic technology has been fully amortized and now has a carrying value of €nil. The Company is developing new transgenic technology based on own technology that has been patented and is also using externally developed technology to produce certain founder transgenic animals. The new technology, if capitalised upon completion, will be amortized over its then useful life.
Biological Assets
Pharming’s production system is dependent on biological assets, but these do not qualify to be recognized under the relevant standard IAS 41 Agriculture and thus all relevant costs are expensed through the income statement.
Property, plant and equipment
Property, plant and equipment is stated at cost less accumulated depreciation charges and accumulated impairment charges. Generally, depreciation is calculated using a straight-line basis over the estimated useful life of the asset. The carrying values of property, plant and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable.
An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal.
Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of income in the year the asset is derecognized. Residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each financial year-end.
All costs that are directly attributable to bringing an asset to the location and condition necessary for it to be capable of operating in the manner intended by management, will be capitalised. These costs include direct employee benefits, rent and testing costs. Capitalization will be done until the asset is capable of operating in the manner intended by management.
The depreciation periods for property, plant and equipment are:

Category	Depreciation period
Land	Not depreciated
Land improvements	20 years
Operational facilities	10-20 years
Leasehold improvements	5-10 years
Manufacturing equipment*	5-10 years
Other property, plant & equipment	5-10 years
* Depreciation charges for manufacturing equipment are based on actual use of the equipment involved, which is expected to take place in a period before technical expiration
Impairment of assets
Assets that have an indefinite useful life and intangibles not yet available for use are not subject to amortization and are tested at least annually for impairment. Assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.
An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows. Non-financial assets for which an impairment loss is recorded, are reviewed for possible reversal of the impairment at each reporting date.
Inventories
Inventories are stated at the lower of cost and net realizable value. The Company has three inventory categories:
•Finished goods: consists of batches of RUCONEST®. These batches comprise therapeutic product available for sales (both single vials and self-administration kit), clinical development and pre-clinical activities. Initial recognition is at cost and includes all production costs related to product sales, including production costs of the skimmed milk, external manufacturing costs, costs for product testing and other costs incurred in bringing the inventories to their present location and condition;
•Work in progress: semi-finished goods consisting of drug substance;
•Raw materials: consists of skimmed milk serving as a raw material for the batches of RUCONEST®. Valuation per unit skimmed milk is based on the total costs of the production facilities and the normal production levels.
Costs are determined using the first-in, first-out (FIFO) method. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale. In case Pharming provides vials of RUCONEST® for external clinical trial studies the net realizable value of the vials is expensed. The costs of inventories are included in costs of sales if related to the sale of products. If related to the use in a clinical trial the expenses are included in the operating costs.
An impairment is recognized for inventories if no future use or sale is expected or likely before the expiration date or if product batches are expected not to be released due to quality issues. The cost model is applied requiring the asset to be carried at cost less any accumulated impairment losses, until this falls below net realizable value whereupon the inventory so affected is carried at net realizable value.
Financial assets
Financial assets are recognized when the Company becomes a party to the contractual provisions of a financial instrument. Financial assets are derecognized when the rights to receive cash flows from the financial assets expire, or if the Company transfers the financial asset to another party and does not retain control or substantially all risks and rewards of the asset. Purchases and sales of financial assets in the normal course of business are accounted for at settlement date (i.e., the date that the asset is delivered to or by the Company).
At initial recognition, the Company measures its financial assets at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issue of the financial asset.
After initial recognition, the Company classifies its financial assets as subsequently measured at either i) amortized cost, ii) fair value through other comprehensive income or iii) fair value through profit or loss on basis of both:
•The Company’s business model for managing the financial assets;
•The contractual cash flow characteristics of the financial asset.
Subsequent to initial recognition, financial assets are measured as described below. At each balance sheet date, the Company assesses whether there is objective evidence that a financial asset or a group of financial assets is impaired and recognizes a loss allowance for expected credit losses for financial assets measured at either amortized costs or at fair value through other comprehensive income. If, at the reporting date, the credit risk on financial instrument has not increased significantly since initial recognition, the Company measures the loss allowance for that financial instrument at an amount equal to 12 months of expected credit losses. If, at the reporting date, the credit risk on a financial instrument has increased significantly since initial recognition, the Company measures the loss allowance for the financial instrument at an amount equal to the lifetime expected credit losses.
Financial assets at amortized cost
Financial assets are measured at amortized cost if both i) the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and ii) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest of on the principal amount outstanding.
A financial asset measured at amortized cost is initially recognized at fair value plus transaction cost directly attributable to the asset. After initial recognition, the carrying amount of the financial asset measured at amortized cost is determined using the effective interest method, less any impairment losses.
The Company’s financial assets measured at amortized cost comprise cash equivalents held in short term deposits. As these are US Treasury bonds only, there has been no difference to date between the fair value and the delivered value.
Financial assets at fair value through other comprehensive income
A financial asset is measured at fair value through other comprehensive income if both i) the financial asset is held within a business model whose objective is achieved by collecting contractual cash flows and selling financial assets; and ii) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. The Company has no financial assets measured at fair value through other comprehensive income.
Financial assets at fair value through profit or loss
When any of the above-mentioned conditions for classification of financial assets are not met, a financial asset is classified as “at fair value through profit or loss” and measured at fair value with changes in fair value recognized in profit or loss.
A financial asset measured at fair value through profit or loss is recognized initially at fair value and its transaction cost is recognized in profit or loss when incurred. A gain or loss on a financial asset measured at fair value through profit or loss is recognized in the consolidated statement of income for the reporting period in which it arises.
The Company may, at initial recognition, irrevocably designate a financial asset as measured at fair value through profit or loss, if doing so eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases.
The Company’s financial instruments measured at fair value through profit or loss comprise derivative financial assets. The Company has no financial assets of this kind.
Trade and other receivables
Trade and other receivables are recognized initially at fair value. Subsequent measurement is at amortized cost using the effective interest method, less the expected credit loss. Trade receivables are amounts due from customers for goods sold in the ordinary course of business. They are generally due for settlement within 30 days and therefore are all classified as current. For trade receivables and contract assets, the Company applies a simplified approach in calculating expected credit loss. The Company assesses the expected credit loss that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment." Due to the short-term nature of the current receivables, their carrying amount is considered to be the same as their fair value.
Cash and cash equivalents
Cash and cash equivalents are defined as cash on hand, demand deposits and short-term, highly liquid investments (maturity less than 3 months) readily convertible to known amounts of cash and subject to insignificant risk of changes in value. Bank overdrafts are shown within borrowings in current liabilities on the statement of financial position. For the purpose of the statement of cash flow, cash and cash equivalents are net of outstanding bank overdrafts and do not include restricted cash. Restricted cash is cash held on short term deposits with certain banks as security mainly for credit card and is not considered cash and cash equivalents.
Equity
The Company only has ordinary shares, and these are classified within equity upon issue. Shares transferred in relation to settlement of convertible debt and derivative financial liabilities are measured at fair value with fair value based on the closing price of the shares on the trading day prior to the settlement date. Equity is recognized upon the issue of fixed warrants with a fixed exercise price as well as upon the recognition of share-based payment expenses; shares issued upon exercise of such warrants or options are measured at their exercise price.
Transaction costs associated with an equity transaction are accounted for as a deduction from equity to the extent they are incremental costs directly attributable to the equity transaction that otherwise would have been avoided. Transaction costs related to the issue of a compound financial instrument are allocated to the liability and equity components of the instruments in proportion to the allocation of proceeds.
Financial liabilities and borrowings
Financial liabilities are classified as either financial liabilities at fair value through profit or loss (derivative financial liabilities) or financial liabilities at amortized cost (borrowings and trade and other payables). All loans and borrowings are initially recognized at the fair value of the consideration received less directly attributable transaction costs; transaction costs related to the issue of a compound financial instrument are allocated to the liability and equity components of the instruments in proportion to the allocation of proceeds. After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the effective interest method.
Gains and losses are recognized in the statement of income when the liabilities are paid off or otherwise eliminated as well as through the amortization process. Purchases and sales of financial liabilities are recognized at settlement date.
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expired. Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the statement of income.
Convertible bonds
The Company has issued convertible bonds. At the time of the issue of bonds itself the split between equity and liability portion has been accounted for. The liability portion of the convertible bonds is the present value of the future cash flows, calculated by discounting the future cash flows of the bonds (interest and principal) at the market rate of interest with the assumption that no conversion option is available. The value of the equity portion will be the difference between the total proceeds received from the bonds and the present value (liability portion).
The equity component is not remeasured after initial recognition.
In the case the Company extinguishes the convertible bonds before maturity through an early redemption or repurchase in which the original conversion privileges are unchanged, the entity allocates the consideration paid and any transaction costs for the repurchase or redemption to the liability and equity components of the convertible bond at the date of the transaction. The method used in allocating the consideration paid and transaction costs to the separate components is consistent with that used in the original allocation to the separate components of the proceeds received by the Company when the convertible instrument was issued. Once the allocation of the consideration is made, any resulting gain or loss is treated as follows:
•the amount of gain or loss relating to the liability component is recognized in profit or loss; and
•the amount of consideration relating to the equity component is recognized in equity
If the convertible bonds are converted before maturity, the amount recognized in equity in respect of the shares issued should be the amount at which the liability for the debt is stated as at the date of conversion
On conversion of the convertible bonds at maturity, the Company recognizes the liability component and recognizes it as equity. The original equity component remains as equity (although it may be transferred from one line item within equity to another). There is no gain or loss on conversion at maturity date.
The transaction costs that are directly attributable to the convertible bonds are deducted from the initial fair value of the convertible bonds. The transaction costs are allocated between the liability and the equity components in proportion to the allocation of the proceeds. The transaction costs of the liability component are recognized as part of interest costs.
Provisions
Provisions are recognized when there is a present obligation (legal or constructive) as a result of a past event. It is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate of the obligation can be made. The expense relating to any provision is presented in the statement of income net of any reimbursement.
Derivative financial liabilities
Derivative financial liabilities are initially recognized at fair value and subsequently measured at fair value through profit or loss with changes in the fair value recognized in the statement of income as they arise.
Trade and other payables
Trade and other payables are initially recognized at fair value. Subsequent measurement is at amortized cost using the effective interest method.
Revenue recognition
The standard IFRS 15 Revenues from contracts with customers has been applied by the Company since January 1, 2018. IFRS introduced a five-step model to determine when to recognize revenue and at what amount, based on transfer of control over goods or services to the customer:
1.Identify the contract(s) with a customer;
2.Identify the performance obligations in the contract. Performance obligations are promises in a contract to transfer to a customer goods or services that are distinct;
3.Determine the transaction price. The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. If the consideration promised in a contract includes a variable amount, an entity must estimate the amount of consideration to which it expects to be entitled in exchange for transferring the promised goods or services to a customer;
4.Allocate the transaction price to each performance obligation on the basis of the relative stand-alone selling prices of each distinct good or service promised in the contract;
5.Recognize revenue when a performance obligation is satisfied by transferring a promised good or service to a customer (which is when the customer obtains control of that good or service). A performance obligation may be satisfied at a point in time (typically for promises to transfer goods to a customer) or over time (typically for promises to transfer services to a customer). For a performance obligation satisfied over time, an entity would select an appropriate measure of progress to determine how much revenue should be recognized as the performance obligation is satisfied.
All of the Group’s revenue from contracts with customers is derived from delivery of goods, specifically vials of pharmaceutical products. The Group does not provide any additional services (including financing services) or equipment to its customers.
In accordance with IFRS 15, revenue is recognized when the customer obtains control of the goods. For the Group’s contracts the customer usually obtains control immediately after shipment of the product, which arrives at the customer within a short time frame.
The vast majority of the Group’s contracts for revenue with customers are subject to chargebacks, discounts and/or rebates relating directly to customers or to ultimate reimbursement claims from government or insurance payers. These are accounted for on an estimated net basis, with any actual discounts and rebates used to refine the estimates in due course. These variable elements are deducted from revenue in the same period as the related sales are recorded.
The Group received upfront payments in the past from a variety of parties in exchange for licenses for European, US, and other sales and distribution rights. These upfront payments were each considered as a single performance obligation together with the subsequent delivery of goods. They were initially recognized as a deferred contract liability and were released to the statement of income over the effective life of the license, in line with the terms of agreement with each distributor. All amounts held over in this way have now been released to the income statement following termination or variation of the underlying agreements or completion of the performance obligation in question. No significant financing component exists in relation to these upfront payments.
Costs of sales
Costs of sales represent all production costs related to product sales, including production costs of the skimmed milk, external manufacturing costs, costs of vials used for product testing and other costs incurred in bringing the inventories to their present location and condition. The costs are measured at their actual costs based on FIFO and incurred to net realizable value if sales price is below actual costs.
Research and development costs
Research expenditure is recognized as an expense in the period in which it is incurred. An intangible asset arising from development expenditure on an individual project is recognized only when the following criteria are met:
•The technical feasibility of completing the intangible asset so that it will be available for use or sale is not in doubt;
•The Company has the clear intention and resources to complete the asset, and to use or sell it;
•Its ability to use or sell the asset is not in doubt;
•The probability of future economic benefits is clear at the time of making the decision;
•The availability of resources to complete the development required is not expected to change during the development process;
•It is possible to measure the expenditure reliably during the development.
Technical feasibility and ability to use or sell the asset are, in general, considered probable when the Company estimates that obtaining marketing approval is deemed likely. In practice this is only the case when we have either (i) completed a similar program before on the same therapeutic molecule or combination, or (ii) completed an identical program before on a similar molecule or combination. In other situations, the likelihood of success at each remaining level of clinical development and regulatory approval is assessed and, unless the collective probability is considered high, the criteria is difficult to meet in these circumstances.
Following the initial recognition of the development expenditure, the cost model is applied requiring the asset to be carried at cost less any accumulated amortization and accumulated impairment losses.
Any expenditure capitalised is amortized over the period of expected useful life of the related patents. The carrying value of development costs is reviewed for impairment annually when the asset is not yet in use or more frequently when an indication of impairment arises during the reporting year.
Other income
Pharming receives certain grants which support the Company’s research efforts in defined research and development projects. These subsidies generally provide for reimbursement of approved costs incurred as defined in various grants. Subsidies are recognized if the Company can demonstrate it has complied with all attached conditions and it is probable that the grant amount will be received.
The Company includes income from grant under other income in the statement of income in order to enable comparison of its statement of income with companies in the life sciences sector.
Interest income
Interest income is recognized as interest accrues, using the effective interest method. For the purpose of the consolidated statement of cash flows, interest income derived from cash and cash equivalents have been presented as operating cash flows.
Operating costs
Operating costs are expensed as incurred. Costs of research and development cover those activities that are carried out to gain new scientific or technical knowledge and understanding as well as the application of research findings or other knowledge to a plan or design for the production of new or substantially improved products. Costs of general and administrative nature apply to overhead expenses. Costs of marketing and sales relate to all expenses incurred to commercialize the product.
Short-term employee benefits
The Company does not provide any benefits based on financial measurement of the statement of income.
Liabilities for wages and salaries, including non-monetary benefits and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented under trade and other payables in the balance sheet.
Pension plan
For all Dutch employees, the Company participates in defined contribution pension plans with an independent insurance company. Defined contributions are expensed in the year in which the related employee services are rendered.
Employees in the United States are enabled to participate in a 401k plan, which also qualifies as a defined contribution plan. To become an eligible participant, an employee must complete 6 months of service and attain the age of 18 years. The employer matches 100% of the first 3% the employee contributes to their 401k plan and 50% of any amount over 3% up to 5%. Any employee contribution over 5% is not matched. Costs of the 401k plan are expensed in the year in which the related employee services are rendered.
Share-based payment
The costs of option plans are measured by reference to the fair value of the options on the date on which the options are granted. The fair value is determined using the Black-Scholes model. The costs of these options are recognized in the income statement (share-based compensation) during the vesting period, together with a corresponding increase in equity (other reserves). Share-based payment charges do not affect liabilities or cash flows in the year of expense since all transactions are equity-settled.
Pharming’s employee option plan states that an employee is entitled to exercise the vested options within five years after the date of the grant. The period in which the options become unconditional is defined as the vesting period.
Long Term Incentive Plan
For a limited number of board members and officers, performance shares are granted free of charge. A maximum number of predetermined shares vest three years after the grant date, provided that the participant to the long-term incentive plan is still in service (continued employment condition), with actual shares to be transferred based on the relative achievement of Pharming’s share price compared to a peer group. The maximum number of shares immediately vests upon a change of control.
The fair value is determined using Monte Carlo simulation. The costs of the LTIP are recognized in the income statement during the vesting period. The fair value at the grant date includes the market performance condition (relative total shareholder return performance) but excludes the three-year service condition.

On December 11, 2020 the new LTIP for the Executive Director was implemented. The existing share option plans and the grant of restricted shares under LTIP, from December 11, 2020 onwards, will no longer be applied for the Executive Directors under the new Remuneration Policy. The newly designed LTIP is perfomance-related only. The performance includes Total Shareholder Return (40% weighing) and achievement of long-term strategy oriented objectives (60% weighing). The Total Shareholders Return is compared to a peer group.
The shares granted to the Executive Director under the new LTIP, will vest in 3 years after the grant date, subject to the achievement of targets for a tree-year performance period, their relative weightings and the pay-out limits. All shares will be subject to a retention period of 5 years from the date of grant. In order to fully become entitled to the shares vesting under the LTI conditions the participant has to be a member of the Board of Directors as Executive Board Member at the vesting date.

The fair value of the new LTIP is determined using the Monte Carlo simulation. The costs of the LTIP are recognized in the income statement during the vesting period.
Leases

Accounting principle and policy as from January 1, 2019 (applying IFRS 16)
The Company assesses whether a contract is or contains a lease at the inception of the contract. The Group recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is a lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones). For these leases the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which the economic benefits from the leased assets are consumed.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate.
Lease payments included in the measurement of the lease liability comprise:
•Fixed lease payments
•Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date.
The lease liability is presented as a separate line in the consolidated balance sheet.
The lease liability is subsequently measured by increasing the carrying amount to reflect the interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.
The Group remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:
The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which case the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).
A lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of modification.
The Group did not make any such adjustments during the periods presented.
The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.
Whenever the Group incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognized and measured under IAS 37. To the extent that the costs relate to a right-of-use asset, the costs are included in the related right-of-use, unless those costs are incurred to produce inventories.
Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Group expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.
The right-of-use assets are presented as a separate line in the consolidated balance sheet.
The Group applies IAS 36 to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in the ‘Property, Plant and Equipment’ policy.
Variable rents that do not depend on an index or rate are not included in the measurement of the lease liability and the right-of-use asset. The related payments are recognized as an expense in the period in which the event or condition triggers those payments occur.
As a practical expedient, IFRS 16 permits a lessee not to separate non-lease components, and instead account for any lease and associated non-lease components as a single arrangement. The Group has not used this practical expedient. For contracts that contain lease components and one or more additional lease or non-lease components, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components. The Group had no such lease arrangements in 2020 and has none at the date of this report.

Accounting principle and policy 2018 (applying IAS 17)
The determination of whether an arrangement is, or contains a lease is based on the substance of the arrangement and requires an assessment of whether the fulfillment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset.
Finance leases, which transfer to the Company substantially all the risks and benefits incidental to ownership of the leased item, are capitalised at the inception of the lease at the fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between the finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are charged directly against the statement of income.
Lease agreements in which the lessor effectively retains substantially all the risks and benefits of ownership of the leased item, are classified as operating leases. Operating lease payments are recognized as an expense in the statement of income on a straight-line basis over the lease term.
In certain lease agreements for property, plant and equipment, the lessor funds’ assets in use and effectively controlled by the Company. Such constructions qualify as a ‘lease incentive’, in which case the Company fully capitalizes the contribution of the lessor in property, plant and equipment with a corresponding increase in liabilities. The investment is depreciated in accordance with the accounting policies for property, plant and equipment, with the accrued lease incentive released to operational lease charges in the statement of income throughout the lease agreement period and on a straight-line basis.
Income taxes
The income tax expense or credit for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.
The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate based on amounts expected to be paid to the tax authorities.
Deferred income tax is provided in full, using the liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled.
Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to use those temporary differences and losses. The Company has assessed all its income tax amounts and provisions in the light of IFRIC 23 Accounting for Uncertain Income Taxes, and has concluded that it is probable that its particular tax treatment will be accepted in all relevant jurisdictions and thus it has determined taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment included in its income tax filings.
Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity.
Cash flow statement
Operating cash flows in the statement of cash flows are reported using the indirect method. Under the indirect method the figure is produced by adjusting the profit and loss by removing the effects of non-cash items and changes in working capital. The Company has chosen the profit before tax as a starting point for the reconciliation as most of the other elements in the net result have a non-cash nature. Payments of the finance lease liabilities related to operating assets and equipment are included in the operating cash flows, whereas all other finance lease liabilities are included in financing cash flows. They are part of the manufacturing costs, thus part of the working capital. This way the statement properly reflects the cash flows.
Earnings per share
Basic earnings per share are calculated based on the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share are computed based on the weighted average number of ordinary shares outstanding including the dilutive effect of shares to be issued in the future under certain arrangements such as option plans, warrants issued and convertible loan agreements.
Segment reporting
Operating segments are reported in a manner consistent with the internal reporting of segmental information provided to and used by the chief operating decision-maker function in managing that segment.
As from December 11, 2020, the Executive Members of the Board of Directors, which makes the Company’s strategic decisions, have been identified as the chief operating decision-maker responsible for allocating resources and assessing performance of the operating segments. Up to December 11, 2020, the former Board of Management was the chief operating decision-maker. Refer to note 23. Significant accounting judgements and estimates
The preparation of financial statements requires judgments and estimates that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

Judgements:
Investment in BioConnection BV
In 2019, Pharming acquired a 43.85% stake in the equity of its fill & finish partner, BioConnection BV. In the Board of Directors’ judgement, the investment in BioConnection constitutes an investment in an associated company and is therefore not consolidated as Pharming has significant influence but does not have control of BioConnection. In particular, the shareholders of BioConnection are prohibited from influencing any activity between the two parties which is in any significant way different from relationship which existed between the two prior to the investment. Pharming does not control the voting rights or the economic benefits of the entity. Accordingly, Pharming accounts for its investment in BioConnection by the equity method and does not consolidate the entity as a subsidiary.
Swedish Orphan Biovitrum International AB
On December 29, 2019 Pharming and Swedish Orphan Biovitrum International AB (“Sobi”) mutually agreed and terminated the distribution agreement by means of the termination, settlement and services agreement (together: ‘The agreement’).
By means of the agreement Pharming obtained the exclusive rights to import, sell, distribute, market and promote recombinant C1 inhibitor under the brand names RHUCIN® and RUCONEST® in Europe. These exclusive rights allowed Pharming in setting up its own commercial organization in Europe.
After the distribution agreement was terminated and the commercial rights were transferred, Pharming introduced a complete new infrastructure, including distribution and additional services (Regulatory, Medical, Pharmacovigilance, Reimbursement, Commercial). The infrastructure itself was already in place before transferring the European countries from Sobi to Pharming and there was no transition of workforce.
In order to assess whether the distribution agreement constitutes a business combination or intangible asset, judgement is applied. Our main considerations to conclude that this transaction is not a business combination under IFRS 3 is based on the fact that no workforce or substantive processes were transferred as part of the agreement. Consequently, the transaction should be accounted for under IAS 38 - Intangible assets, for which we also considered all recognition criteria were met.
In order to assess whether the rights reacquired by the termination agreement represent intangible asset for Pharming financial reporting purposes, an assessment was performed on whether the assets are identifiable, whether Pharming obtained control over those assets and whether future economic benefits are expected to be obtained by means of those assets.
The assets are separable from the entity and in a manner that it acquires them, Pharming could potentially sell those assets to any market participant together with the exclusive rights, meaning that assets are capable of being separated from the entity and transferred together with the related licensing agreement regardless of Pharming’s intention to do so. As such Pharming exercises control over the acquired assets in its determination to benefit from the future benefits or to sell the assets. In addition, Pharming acquires assets through termination agreement, meaning the assets are transferred through contractual rights.
The agreement fulfills the criteria of IAS38, being separately identifiable, control and future economic benefits.
Development costs
Expenditures for development can be recognized as an intangible asset when the following criteria are being met as described in further detail in "Intangible Assets" paragraph 2.4 of this note:
•Technical feasibility of completing the asset so that it will be available for use of sale is clear;
•The Company’s intention to complete the asset and use or sell it is clear;
•Its ability to use or sell it is clear;
•The probability of future economic benefits is good (there is an existing market for the product which is likely to be available once the product is ready for launch);
•The availability of resources to complete the development is not in question;
•The ability to measure the expenditures on the project reliably is not in question.
Development expenditures that meet these criteria are being capitalized. Expenditure which does not meet these criteria must be taken as expenses through the income statement.
The Company has had to make some judgements to determine if the above criteria will be met.
For most pharmaceutical products the capitalization of development expenditures is usually restricted because the release of a new drug is strictly controlled by legislation and has to pass a number of (pre) clinical trials. The Company is however working on modifications of its current product but since the active component in these modified products is exactly the same in structure and mode of action as in the existing approved product (“RUCONEST®”), management strongly believes that final approval for these modifications will be obtained. For this reason, the costs related to these developments are being capitalized.
Biological Assets
Pharming’s production system is dependent on biological assets, but these do not qualify to be recognized under the relevant standard IAS 41 Agriculture and thus all relevant costs are expensed through the income statement.

Estimates:
Revenue
Revenue is recognized when control has been transferred to the customer. Revenue is reduced by chargebacks and rebates for government healthcare programs, discounts to specialty pharmacies and wholesalers, and product returns given or expected to be given, which vary by patient groups. Chargebacks and rebates for healthcare programs depend upon the submission of claims sometime after the initial recognition of the sale. The liability for this variable consideration is made, at the time of sale, for the estimated chargebacks and rebates, mainly US Medicaid, based on available market information and historical experience. Because the amounts are estimated they may not fully reflect the final outcome, and the amounts are subject to change dependent upon, amongst other things, the types of patient groups. The level of these liabilities is being reviewed and adjusted regularly in the light of contractual and legal obligations, historical charges and trends, past experience and projected mixtures of patient groups. The Group acquires this information from both internal resources as external parties.
Future events could cause the assumptions on which the accruals are based to change, which could affect the future results of the Group.
Business combinations and contingent consideration
In 2016 Pharming completed the acquisition of all North American commercialization rights for its own product RUCONEST® from Valeant. Valeant Pharmaceuticals International changed its name in 2018 to Bausch Health Companies after it acquired Bausch & Lomb. The re-acquired rights are determined as an intangible, asset, as part of a business combination. Pharming has paid an upfront amount of US$60 million and agreed to pay future amounts up to a further US$65 million based on achievement of sales milestones. The future payments, based on achieving milestones, are considered to be contingent consideration. As the payments will be made in cash the contingent consideration is classified as a financial liability. It is recognized at its fair value at the acquisition-date, as part of the total consideration transferred, according IFRS 3 paragraph 39. Fair value at acquisition-date was based on the probability of achieving the milestones. These fair values are based on risk-adjusted future cash flows discounted using appropriate discount rates. The fair values are reviewed on a regular basis, at least annually, and any changes are reflected in the income statement.
At December 31, 2019, the liability for contingent consideration amounted to €34.9 million. See note 26. Other financial liabilities including, business combinations and contingent consideration. The amount originally arose on the acquisition of the commercialization rights from Valeant Pharmaceuticals in 2016.
In 2019, this represented the present value of the estimated amount probably payable by Pharming in the event of achieving sales milestones and was calculated by applying the milestone criteria to probabilities of forecast future revenues and cash flows. Sensitivity analysis is given in note 28 Financial risk management. The assumptions relating to future revenues and discount rates are based on business forecasts and are therefore inherently judgmental. Future events could cause the assumptions used in these projections to change with a consequent adverse effect on the future results of the Company.
In 2020 the last sales milestone was achieved. Accordingly Pharming will pay the last milestone in 2021 of €20.4 million ($25 million) to reach the €65 million based on achievement of sales milestones. The last payment as such is no longer an estimate.
Convertible bonds
The Company has issued convertible bonds. At the time of the issue of bonds itself the split between equity and liability portion has been accounted for. The liability portion of the convertible bonds is the present value of the future cash flows, calculated by discounting the future cash flows of the bonds (interest and principal) at the market rate of interest with the assumption that no conversion option is available. The value of the equity portion will be the difference between the total proceeds received from the bonds and the present value (liability portion).
The fair value of the liability component is measured first at the fair value of a similar liability that does not have any associated equity conversion option (IFRS 9 paragraph 5.1.1). This becomes the liability component’s carrying amount at initial recognition. The equity component will be measured at the residual difference between the nominal value and the fair value of a similar liability that does not have any associated equity conversion option [IAS 32 paragraph 31].
Fair value measurements that cannot be fully based on observable market parameters involve judgment that could affect estimated fair value.
The fair value of the liability component involved judgement and was determined based on term sheets of other credit facilities (without the conversion feature) of December 2019, the credit spread was 325 bps. As this term sheets are external independent information of the pricing of a credit facility without any associated conversion option this is deemed an appropriate benchmark to be used by Pharming in the measurement of the liability component.

2.6 Effect of new accounting standard

IFRS 16 Leases (adopted in 2019)
The IASB has issued a new standard IFRS 16 Leases.
IFRS 16 Leases is a new standard effective for annual period beginning after January 1, 2019 of which earlier application is permitted; however, the Group has chosen not to early adopt the new IFRS 16 in preparing these consolidated financial statements. The Group adopted IFRS 16 Leases from January 1, 2019.
IFRS 16 introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. The Group has applied the recognition exemptions for short-term leases and leases of low-value items.
The Group has also elected not to reassess whether a contract is or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date the Group relied on its assessment made applying IAS 17 and Interpretation 4 Determining whether an Arrangement contains a lease.
The Group has applied IFRS 16 using the modified retrospective approach, it does not restate any comparative information. In the modified retrospective approach the lease liability is measured at the present value of remaining lease payments using the incremental borrowing rate on January 1, 2019, the date of initial application. The Group has chosen to measure the right-of-use assets at an amount equal to the lease liability.

i. Leases in which the Group is a lessee
The Group has recognized new assets and liabilities for its leases for the rent of offices and laboratory facilities, as well as lease cars for employees.
The nature of expenses related to those leases changed because the Group recognized a depreciation charge for right-of-use assets and interest expense on lease liabilities.
Previously, the Group recognized lease expense on straight-line basis over the term of the lease, and recognized assets and liabilities only to the extent that there was a timing difference between actual lease payments and the expense recognized.

ii. Measurement of lease liabilities

Amounts in € ‘000	January 1, 2019
Operating lease commitments disclosed under IAS 17 at December 31, 2018	8,457
Short-term and low value lease commitments straight-line expensed under IFRS 16	(2,033)
Effect of discounting	(1,633)
Lease liabilities recognized at January 1, 2019	4,791

Of which the breakdown between current and non-current lease liabilities is as follows:

Amounts in € ‘000	January 1, 2019
Current lease liabilities	1,441
Non-current lease liabilities	3,350
Lease liabilities recognized at January 1, 2019	4,791

iii. Measurement of right-of-use assets
Right-of-use assets for property and car leases were measured at the amount equal to the lease liability.

Amounts in € ‘000	January 1, 2019
Buildings	4,228
Cars	563
Lease liabilities recognized at January 1, 2019	4,791

iv. Adjustments recognized in the balance sheet on January 1, 2019
The change in accounting policy affected the following items in the balance sheet on January 1, 2019:

Amounts in € ‘000	January 1, 2019
Right-of-use assets - increase by	4,791
Lease liabilities - increase by	4,791

v. Weighted average IBR
The weighted average incremental borrowing rate (‘IBR’) used at January 1, 2019 is 10.8%.

Interest Rate Benchmark Reform

The IASB has issued a new reform proposal for Interest Rate Benchmarking, applicable for annual reporting periods beginning on or after January 1, 2020, and which affects all companies with hedging relationships affecting interest costs. These are hedging instruments designed to remove the future uncertainties of cost changes due to movements in interest rates which are tied to a variable index such as the London Interbank Offering Rate (LIBOR). Companies often match such uncertainties by acquiring derivative instruments designed to pay out if the rate moves disadvantageously for the Company. As until January 2020 the interest rate on Pharming’s debt was tied to LIBOR, Pharming could have benefited from such instruments if they had been taken out and LIBOR also risen (i.e. the debt had started to cost more). In fact, LIBOR was very steady throughout the duration of all Pharming loans which were linked to it, and so no meaningful loss was incurred even without such derivative instruments. Pharming has no such hedging relationships at present and so does not use any hedging accounting affected by the reform, but has adopted the reform nonetheless.